Convertible Promissory Notes and Other Notes Payable (Details 4b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
MF Note B [Member] | Pre-Modification [Member]
Market price per share	$ 10.00
Risk-free interest rate	0.86%
Expected term (years)	2 years 3 months 7 days
Volatility	73.80%
Dividend rate	0.00%
MF Note B [Member] | Pre-Modification [Member] | Minimum [Member]
Exercise price per share	$ 20
Fair Value per share	2.39
MF Note B [Member] | Post-Modification [Member]
Market price per share	10.00
Exercise price per share	$ 20.00
Risk-free interest rate	1.57%
Expected term (years)	4 years 3 months 7 days
Volatility	76.70%
Dividend rate	0.00%
Fair Value per share	$ 4.35
M F Note B [Member] | Pre-Modification [Member] | MaximumMember
Exercise price per share	40
Fair Value per share	$ 1.04